Income Taxes - Summary of Expiry Date of Tax Loss Carryforwars for Which Deferred Tax Assets Are Not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards for which deferred tax assets are not recognized	¥ 10,323	¥ 10,485
Tax losses carried forward expires with in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards for which deferred tax assets are not recognized	40	10
Tax losses carried forward expires between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards for which deferred tax assets are not recognized	409	156
Tax losses carried forward expires over 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards for which deferred tax assets are not recognized	¥ 9,874	¥ 10,319